Transactions with Related Parties (Details)									1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 27, 2022 USD ($) Agreement Vessel	Nov. 28, 2022 USD ($) shares	Jul. 26, 2022 USD ($) shares	Jul. 05, 2022 USD ($) Valuation $ / shares shares	May 19, 2021 shares	Mar. 24, 2021 shares	Feb. 19, 2021 shares	Sep. 01, 2020 shares	Oct. 31, 2020 shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2020 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 28, 2022 USD ($)
Transactions with Related Parties [Abstract]
Shares issued (in shares) | shares					7,986,913	95,573	4,415,000	258,214	200,000		226,342	10,000
Preferred stock, par value (in dollars per share) | $ / shares										$ 0.0001		$ 0.0001	$ 0.0001
Investment in Series C preferred shares												$ 10,000,000	$ 0	$ 0
Number of third party valuations obtained for vessel | Valuation				2
Net assets recorded as dividends				$ 13,728,000								13,728,000
Gain on spin-off of United Maritime Corporation												2,800,000	0	0
Cost of vessel contributed										$ 12,902,000		12,902,000
Unamortized deferred charges										3,058,000		3,058,000
Other costs										48,000		48,000
Proceeds from redemption of Series C preferred shares												10,000,000	0	0
Management Agreements [Abstract]
Fees from related parties												2,391,000	0	$ 0
Due from related parties										829,000		829,000	0
Advance in cash										$ 12,688,000		$ 12,688,000	$ 0
Maximum [Member]
Transactions with Related Parties [Abstract]
Term of short-term charters												13 months
Level 2 [Member]
Transactions with Related Parties [Abstract]
Fair value of vessel contributed as part of Spin-Off				18,500,000
Series B Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares										$ 0.0001		$ 0.0001	$ 0.0001
Series C Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Investment in Series C preferred shares			$ 5,000,000	$ 5,000,000
Redemption price as a percentage of stated value		105.00%
Proceeds from redemption of Series C preferred shares		$ 10,500,000
Dividends received		243,000
Series C Preferred Shares [Member] | Interest and Other Income [Member]
Transactions with Related Parties [Abstract]
Difference between redemption price and original price of preferred share redeemed		$ 500,000
Seanergy Management [Member]
Management Agreements [Abstract]
Commercial management fee										1.25%
Percentage of fee on purchase or sale of vessel										1.00%
United [Member]
Transactions with Related Parties [Abstract]
Shares issued for every 11.8 shares of Seanergy held (in shares) | shares				1
Shares held to receive one United share (in shares) | shares				11.8
Registered shares cancelled (in shares) | shares				(500)
Fair value of time charter contributed as part of Spin-Off				$ 308,000
Fair value of liabilities assumed				$ 5,080,000
Management Agreements [Abstract]
Daily fixed administration fee per vessel										$ 300
Fees from related parties												$ 2,391,000
Due from related parties										829,000		$ 829,000
Number of memoranda of agreement | Agreement	2
Number of vessels to be sold | Vessel	2
Sales price	$ 36,250,000
Advance in cash															$ 12,688,000
United [Member] | Series B Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Shares issued (in shares) | shares				40,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001
United [Member] | Series C Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Shares issued (in shares) | shares			5,000	5,000
Dividend rate				6.50%
Redemption of preferred shares (in shares) | shares		10,000
United [Member] | Common Shares [Member]
Transactions with Related Parties [Abstract]
Shares issued (in shares) | shares				1,512,004
United [Member] | Seanergy Shipmanagement [Member]
Management Agreements [Abstract]
Monthly fixed management fee										$ 14,000